PROVISION FOR EMPLOYEE BENEFITS - Scheduled vesting of outstanding restricted stock (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	2,835,380	1,766,235	1,680,121
Within 1 year
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	1,639,156	1,194,159
Between 1 and 2 years
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	857,167	536,525
Between 2 and 3 years
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	319,632	35,551
Between 3 and 4 years
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	19,425